Loans and borrowings - Terms and conditions of Senior Syndicated Facility Agreement (Details) $ in Thousands		1 Months Ended	6 Months Ended
	Jun. 14, 2023 USD ($)	Feb. 28, 2023 USD ($) D facility	Jun. 30, 2023 USD ($)
Loans and borrowings
Proceeds from loans and borrowings (net of financing costs)			$ 476,657
Senior Syndicated Facility Agreement
Loans and borrowings
Number of credit facilities | facility		2
Minimum required Debt Service Cover Ratio			1.2
Margin rate (as a percent)		3.00%
Default additional interest rate on overdue payments (as a percent)		2.00%
Minimum percentage of scheduled copper production to be hedged		30.00%
Senior Syndicated Facility Agreement | Minimum
Loans and borrowings
Interest rate in addition to Interest Rate Margin per day (as a percent)		0.00%
Facility A
Loans and borrowings
Principal amount		$ 205,000
Minimum required Debt Service Cover Ratio		1.50
Percentage of excess cash to be applied for repayment of loan (as a percent)		30.00%
Loan life (in years)		5 years
Number of days written notice required for redemption of the borrowings | D		5
Minimum required amount of prepayment		$ 500
Discount and transaction costs incurred	$ 10,000
Facility B
Loans and borrowings
Principal amount		$ 25,000
Loan life (in years)		3 years
Number of days written notice required for redemption of the borrowings | D		5
Minimum required amount of prepayment		$ 2,000
Proceeds from loans and borrowings (net of financing costs)			$ 0